      As filed with the Securities and Exchange Commission on June 26, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21278

                       Rydex Capital Partners SPhinX Fund
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                                 (301) 296-5100

                           Michael P. Byrum, President
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                                 (301) 296-5100

                                    Copy to:

                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue N.W.
                             Washington, D.C. 20004

                     Date of fiscal year end: March 31, 2006

                    Date of reporting period: March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

 RYDEX CAPITAL PARTNERS SPHINX FUND

                           ANNUAL REPORT [UNAUDITED]

                                 MARCH 31, 2006

--------------------------------------------------------------------------------
RYDEX CAPITAL PARTNERS SPHINX FUND
STATEMENT OF NET ASSETS
MARCH 31, 2006
--------------------------------------------------------------------------------



ASSETS
      Cash and cash equivalents                                                                             $ 2,115,856
      Receivables:
      Portfolio Funds sold                                                                                  162,141,077
      Interest and dividends                                                                                      8,018
         From affiliate (See Note 5)                                                                         21,567,034
                                                                                                 -----------------------
      TOTAL ASSETS                                                                                          185,831,985
                                                                                                 -----------------------

LIABILITIES
      Payables:
      Fund shares redeemed                                                                                   88,941,939
      Accrued Liabilities:
      Investment advisory fees (Note 2)                                                                         165,460
      Trustees' fees and expenses                                                                                12,140
      Other accrued expenses                                                                                    255,829
                                                                                                 -----------------------
      TOTAL LIABILITIES                                                                                      89,375,368
                                                                                                 -----------------------
NET ASSETS                                                                                                 $ 96,456,617
                                                                                                 =======================

COMPONENTS OF NET ASSETS
      Paid-in capital                                                                                     $ 109,285,962
      Distributable earnings:
         Distributions in excess of net investment income                                                   (10,300,233)
         Accumulated net realized loss on investments in Portfolio Funds                                     (2,529,112)
                                                                                                 -----------------------
NET ASSETS                                                                                                 $ 96,456,617
                                                                                                 =======================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
     Based on net assets of $96,456,617 and 904,555 shares outstanding
(unlimited shares authorized)                                                                                  $ 106.63
                                                                                                 -----------------------

     Maximum Public Offering Price Per Share (106.63 / 1 - 3.00%)                                              $ 109.93




                                                                                                 -----------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
RYDEX CAPITAL PARTNERS SPHINX FUND
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------



INVESTMENT INCOME
      Dividend income                                                                                      $ 246,276
      Interest income                                                                                          1,007
                                                                                               ----------------------
Total Investment Income                                                                                      247,283
                                                                                               ----------------------

EXPENSES
      Investment advisory fees (Note 2)                                                                    4,264,272
      Administration fees (Note 2)                                                                           467,022
      Transfer agency fees                                                                                   181,506
      Custody fees                                                                                             1,764
      Registration fees                                                                                       65,321
      Professional fees                                                                                      451,976
      Trustees' fees and expenses                                                                             34,090
      Miscellaneous                                                                                           47,450
                                                                                               ----------------------
                                                                                               ----------------------
Total Expenses                                                                                             5,513,401
                                                                                               ----------------------
      Fees waived                                                                                           (865,422)

                                                                                               ----------------------
                                                                                               ----------------------
Net Expenses                                                                                               4,647,979
                                                                                               ----------------------

Net Investment Loss                                                                                       (4,400,696)
                                                                                               ----------------------

REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS
      Net realized loss from investments in Portfolio Funds                                               (1,101,246)
      Net change in unrealized appreciation (depreciation) of investments in Portfolio Funds              (7,260,907)
                                                                                               ----------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                           (8,362,153)
                                                                                               ----------------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                       $ (12,762,849)
                                                                                               ======================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
RYDEX CAPITAL PARTNERS SPHINX FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                                       Year Ended               Year Ended
                                                                                    March 31, 2006            March 31, 2005
                                                                               -------------------------------------------------

OPERATIONS
    Net investment loss                                                                     $ (4,400,696)          $ (4,010,194)
    Net realized gain from investments in Portfolio Funds                                     (1,101,246)               769,684
    Net change in unrealized appreciation (depreciation) of Portfolio Funds                   (7,260,907)             4,902,223
                                                                               --------------------------   --------------------
    Increase in Net Assets Resulting From Operations                                         (12,762,849)             1,661,713
                                                                               --------------------------   --------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income                                                                     (1,958,288)              (179,432)
    Net realized capital gain from investments                                                (1,299,301)              (148,794)
                                                                               --------------------------   --------------------
    Total Distributions to Shareholders                                                       (3,257,589)              (328,226)
                                                                               --------------------------   --------------------

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)                                (151,645,346)           142,837,017
                                                                               --------------------------   --------------------

Increase in Net Assets                                                                      (167,665,784)           144,170,504
NET ASSETS - BEGINNING OF PERIOD                                                             264,122,401            119,951,897
                                                                               --------------------------   --------------------
NET ASSETS - END OF PERIOD (A)                                                              $ 96,456,617          $ 264,122,401
                                                                               ==========================   ====================

 (a) Distributions in excess of net investment income                                      $ (10,300,233)          $ (4,467,878)


                                                                               ==========================   ====================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
RYDEX CAPITAL PARTNERS SPHINX FUND
STATEMENT OF CASH FLOWS
YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH -
CASH FLOWS FROM OPERATING ACTIVITES:
Net decrease in net assets from operations                                                                 $ (12,762,849)

Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activites:
Purchase of Portfolio Funds                                                                                  (54,235,329)
Sale of Portfolio Funds                                                                                      309,563,052
Increase in advance for investment in Portfolio Funds                                                          7,971,565
Increase in receivable for Portfolio Funds sold                                                             (159,811,741)
Increase in accrued interest and dividends                                                                        (7,238)
Decrease in prepaid expenses                                                                                       6,231
Increase in payable for Fund shares redeemed                                                                  78,731,629
Decrease in payable to investment adviser                                                                       (184,899)
Increase in Trustees' fees and expenses                                                                            7,187
Increase in other accrued expenses                                                                                90,578
Realized loss on Portfolio Funds                                                                               1,101,246
Unrealized depreciation on Portfolio Funds                                                                     7,260,907

                                                                                         --------------------------------
Net cash provided by operating activities                                                                    177,730,339
                                                                                         --------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Fund shares sold                                                                                38,430,461
Payment on Fund shares redeemed                                                                             (214,918,480)
Payment on repurchase fees on Fund shares redeemed                                                                78,602
Cash distributions paid                                                                                          (60,552)

                                                                                         --------------------------------
Net cash used for financing activities                                                                      (176,469,969)
                                                                                         --------------------------------

Increase (decrease) in cash                                                                                    1,260,370

CASH AND CASH EQUIVALENTS
Beginning of period                                                                                              855,486
                                                                                         --------------------------------
End of period                                                                                                $ 2,115,856
                                                                                         ================================


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
RYDEX CAPITAL PARTNERS SPHINX FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                       June 30, 2003(1)
                                                        Year Ended                                         through
                                                   ----------------------------------------------
                                                   ----------------------------------------------
                                                      March 31, 2006           March 31, 2005           March 31, 2004
                                                   ---------------------    ---------------------    ---------------------
                                                   ---------------------    ---------------------    ---------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period):
NET ASSET VALUE -
Beginning of Period                                            $ 103.69                 $ 104.20                 $ 100.00
                                                   ---------------------    ---------------------    ---------------------
                                                   ---------------------    ---------------------    ---------------------

INVESTMENT OPERATIONS(2)
     Net investment income (loss)                                 (1.97) 3                 (2.01)                   (1.50)
     Net realized and unrealized gain (loss)
     on investments in Portfolio Funds                             6.37  3                  1.61                     6.31
                                                   ---------------------    ---------------------    ---------------------
                                                   ---------------------    ---------------------    ---------------------
Total from Investment Operations                                   4.40                    (0.40)                    4.81
                                                   ---------------------    ---------------------    ---------------------
                                                   ---------------------    ---------------------    ---------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                                        (0.90)                   (0.08)                   (0.05)
     Net realized gain on investments                             (0.60)                   (0.06)                   (0.56)
                                                   ---------------------    ---------------------    ---------------------
                                                   ---------------------    ---------------------    ---------------------
Total Distributions to Shareholders                               (1.50)                   (0.14)                   (0.61)
                                                   =====================    =====================    ---------------------
                                                   =====================    =====================    ---------------------

REPURCHASE FEES(2)                                                 0.04                     0.03                        -
                                                   ---------------------    ---------------------    ---------------------
                                                   ---------------------    ---------------------    ---------------------

NET ASSET VALUE -
End of Period                                                  $ 106.63                 $ 103.69                 $ 104.20
                                                   =====================    =====================    =====================
                                                   =====================    =====================    =====================

TOTAL INVESTMENT RETURN(4)                                        4.34%                    (0.35)%                  4.83%
RATIOS TO AVERAGE NET ASSETS(5):
Gross Expenses(6)                                                 2.36%                    2.23%                    3.36%
Net Expenses6, (7)                                                1.99%                    1.96%                    1.95%
Net Investment Income                                            (1.88%)                  (1.95%)                  (1.95%)

SUPPLEMENTARY DATA:
Portfolio Turnover Rate4, (8)                                    25.09%                    8.16%                    0.00%
Net Assets, End of Period (000's omitted)                      $ 96,457                $ 264,122                $ 119,952

---------------------------------------------------
---------------------------------------------------

  (1)Commencement of operations.
  (2)Calculated using the Average Shares Method.
  (3)Per share amount does not reflect the actual net realized and unrealized gain/loss for the period due to the timing of sales and redemptions of the Fund's shares and the amount of per share realized and unrealized gains and losses at such time.
  (4)Not annualized for periods less than one year.
  (5)Annualized for periods less than one year.
  (6)Expenses of underlying Portfolio Funds are excluded from the Fund's expense ratio.
  (7) See Note 2.
  (8) Represents the lesser of purchases or sales of investments in Portfolio Funds divided by the average value of investments in Portfolio Funds.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006
--------------------------------------------------------------------------------


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Rydex Capital Partners SPhinX Fund (the "Fund") is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, closed-end management investment company. The Fund's investment objective was to seek investment returns that substantially correlated with the performance of the Standard & Poor's(R) Hedge Fund Index (the "Index") (before Fund expenses). The Index is an investable benchmark that reflects the performance of a select group of hedge fund managers that pursue investment programs that Standard & Poor's has determined represent the range of major investment strategies employed by hedge funds. The Fund pursued its investment objective by investing its assets primarily in private investment funds and other investment vehicles ("Portfolio Funds") that were managed by these managers ("Portfolio Managers") or by investing in financial instruments that provided investment returns that were linked to the performance of the Index (or to one or more components of the Index). The Fund commenced operations on June 30, 2003. Effective December 30, 2005, the Fund ceased offering shares.

COMMUNICATION OF MATERIAL CHANGES FROM PLUSFUNDS GROUP, INC.

REFCO BANKRUPTCY - A commodities and securities firm, Refco Inc. and certain of its affiliates ("Refco"), filed for Chapter 11 bankruptcy protection on October 17, 2005. On December 20, PlusFunds Group, Inc. ("PlusFunds"), the sponsor for the Portfolio Funds used as investment vehicles by the Fund, issued a letter to its investors containing important material information about the Refco bankruptcy, potential exposure of PlusFunds to Refco, certain previously unannounced transactions between principals of PlusFunds to Refco and significant management changes at PlusFunds, effective December 31, 2005. That letter disclosed important information about the impact of the Refco bankruptcy and related legal proceedings on the Portfolio Funds.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States and are consistently followed by the Fund.

A. The Fund calculates a net asset value per share ("NAV") monthly as of the close of regular trading (currently 4:00 p.m. Eastern Time) on each of the last two business days of the month. The Fund may determine to calculate its NAV more frequently than monthly.

B. Securities owned by the Fund and for which market quotations are available will be valued at current market prices. If reliable market prices are unavailable, securities will be valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees (the "Board"). The Board has approved procedures pursuant to which the Fund will value its investments in Portfolio Funds at fair value. In accordance with these procedures, fair value of Portfolio Funds ordinarily will be provided by representatives of the Portfolio Funds in accordance with the Portfolio Funds' valuation policies and as reported to the Fund. There is inherent uncertainty as to whether the values are necessarily indicative of amounts that the Fund could realize in a current market transaction. Such differences could be material to the Fund. As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that a Portfolio Fund does not report a value to the Fund on a timely basis, the Fund would determine the fair value of its interest in that Portfolio Fund based on the most recent value reported to the Fund, as well as any other relevant information available at the time the Fund values its assets. All of the Fund's investments in Portfolio Funds at March 31, 2006 were fair valued based on values received from representatives of the Portfolio Funds.

C. The Fund treats all currency and demand deposits with banks or other financial institutions as cash equivalents.

--------------------------------------------------------------------------------
RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006
--------------------------------------------------------------------------------

D. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

E. Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from accounting principles generally accepted in the United States.

Distributions received from Portfolio Funds, whether in the form of cash or securities, are applied as a reduction of the Portfolio Fund's cost.

F. The Fund records all expenses as incurred, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account, legal fees, accounting and auditing fees, custodial fees, transfer agent fees, costs of insurance, registration expenses, certain offering and organization costs, expenses of meetings with Trustees, all costs with respect to communications with shareholders and other types of expenses approved by the Trustees.

G. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Under the terms of an investment advisory agreement, the Fund pays Rydex Capital Partners I, LLC ("Rydex"), an affiliated entity, a management fee computed and paid monthly in arrears at an annual rate of 1.75% of the Fund's net assets, determined as of the beginning of each month. Certain officers and trustees of the Fund are also officers and directors of Rydex.

ADMINISTRATION - Under the terms of an administration agreement, the Fund pays Rydex an administration fee computed and paid monthly in arrears at an annual rate of 0.20% of the Fund's net assets, determined as of the beginning of each month.

DISTRIBUTION - Under the terms of a distribution agreement, Rydex Distributors, Inc. (the "Distributor") acts as the distributor of shares of the Fund on a best efforts basis, subject to various conditions. The Distributor receives no compensation from the Fund for this service. For the year ended March 31, 2006, the Distributor did not retain any commissions from the front-end sales charges assessed on the sale of Fund shares.

WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES - Rydex has contractually agreed to waive its fees or to pay or absorb the ordinary operating expenses of the Fund to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expense, brokerage commissions, indirect fees associated with the Fund's investment in Portfolio Funds and extraordinary expenses) to not more than 1.95% per annum of the average monthly net assets of the Fund (the "Expense Limitation") through July 31, 2025. The Expense Limitation may not be modified or eliminated except with the approval of the Board. For the year ended March 31, 2006, Rydex waived advisory fees of $417,693 and administration fees of $447,729.

Repurchase fees, if any, received by the Fund in connection with repurchases of shares will be deemed to offset Fund expenses for purposes of the Expense Limitation. Thus, the Fund's ordinary operating expenses may exceed the Expense Limitation by an amount equal to the amount of the repurchase fees the Fund receives. For the year ended March 31, 2006, the Fund collected repurchase fees in the amount of $78,602.

--------------------------------------------------------------------------------
RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006
--------------------------------------------------------------------------------

3.  FEDERAL INCOME TAX INFORMATION

The Fund has a tax year end of December 31. The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no provision for Federal income taxes is required. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are due primarily to differing treatments of income and gain on various Portfolio Funds held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

DISTRIBUTIONS TO SHAREHOLDERS - As of December 31, 2005, distributable earnings on a tax basis were as follows:

         Undistributed Ordinary Income...........      $62,213
         Undistributed Long-Term Gain............      213,752
         Unrealized Appreciation.................      393,702
                                                 -------------
         Total...................................     $669,667
                                                 =============

The tax character of distributions paid during the years ended March 31, 2006 and 2005, were as follows:

                                                 Year Ended           Year Ended
                                             MARCH 31, 2006       MARCH 31, 2005
  Ordinary Income...............................2,665,751$              $215,526
  Long-Term Capital Gain...........................591,838                18,656

4.  SECURITIES TRANSACTIONS

The aggregate cost of purchases and the proceeds from sales of interests in Portfolio Funds were $54,235,329 and $309,563,052 for the year ended March 31, 2006, respectively.

5.  CAPITAL SHARE TRANSACTIONS

The Fund may issue an unlimited amount of shares of beneficial interest with a par value of $0.01. Capital share transactions for the years ended March 31, 2006 and 2005 were as follows:

                                                YEAR ENDED                          YEAR ENDED
                                              MARCH 31, 2006                      MARCH 31, 2005
                                      --------------------------------    --------------------------------
                                      ------------- -- ---------------    ------------- -- ---------------
                                         SHARES            AMOUNT            SHARES            AMOUNT
                                      -------------    ---------------    -------------    ---------------
                                      -------------    ---------------    -------------
Sale of Shares                             370,603        $38,430,461        1,609,736       $164,954,078
Reinvestment of Distributions               30,901          3,197,037            3,095            322,328
Redemption of Shares                   (2,044,087)      (214,918,480)        (216,853)       (22,487,811)
Repurchase Fees                                  -             78,602                -             48,422
Payment be affiliate*                            -         21,567,034                -                  -


* For the year ended March 31, 2006, the Adviser reimbursed the Fund to offset losses generated from the bankruptcy proceedings of the underlying Portfolio Funds. As a result of the bankruptcy proceedings, the Fund recognized a loss associated with the withholding of proceeds from the sales of the underlying Portfolio Funds. For more details surrounding the bankruptcy proceedings of the underlying Portfolio Funds, see Note 1.

6.  RISK FACTORS

--------------------------------------------------------------------------------
RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006
--------------------------------------------------------------------------------

The following information is a summary of the risks associated with investments in the Fund. For a complete description of the risks of investing in the Fund see the Fund's Prospectus and Statement of Additional Information.

GENERAL RISKS - The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances. These factors may affect the level of volatility of securities prices and the liquidity of investments held by the Portfolio Funds. Unexpected volatility or illiquidity could impair the Fund's profitability as a result of losses.

LIQUIDITY RISKS - Because of the limitation on rights of redemption and the fact that the Fund's Shares ("Shares") will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Fund may invest in Portfolio Funds that do not permit frequent withdrawals and that may invest in illiquid securities, an investment in the Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Fund may offer to repurchase Shares from time to time, there can be no assurance such offers will be made with any regularity.

CREDIT RISK - The Portfolio Funds have credit risk associated with counterparty nonperformance.

CONCENTRATION RISK - As a non-diversified fund, the Fund invests in Portfolio Funds that may not have diversified investment portfolios and may, in some cases, concentrate their investments in a single industry or group of related industries.

7.  REPURCHASES AND REDEMPTIONS OF SHARES OF THE FUND

No shareholder has the right to require the Fund to redeem its Shares, although the Fund may from time to time repurchase Shares pursuant to written tenders by shareholders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, and generally will be offers to repurchase a specified dollar amount of the Fund's outstanding Shares. Rydex recommended to the Board and the Fund repurchased Shares for the first time on June 30, 2004. Rydex expects to recommend to the Board that the Fund offer to repurchase Shares four times each year, as of the last business day of March, June, September and December. A repurchase fee of 1.00% of the value of Shares repurchased by the Fund will apply if the date as of which the Shares are valued for purpose of repurchase is less than one year following the date of the investor's purchase of the Shares. The repurchase fee is payable to the Fund and deducted before the payment of the proceeds of the repurchase to the shareholder.

8.  INDEMNIFICATIONS LIABILITY UNDER SERVICE CONTRACTS

In the normal course of business the Fund enters into service contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The PlusFunds letter reported that the court handling the Refco bankruptcy has prohibited the redemption of approximately 11% of the Fund's assets held in the Portfolio Funds, pending resolution of certain legal issues concerning preferential transfers prior to bankruptcy filing. This restriction does not in any way impact the daily trading of the 42 managers within the S&P Hedge Fund Index. As a result, there is a likelihood that any tender of Fund shares at the current time will result in approximately 89% of the cash

--------------------------------------------------------------------------------
RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006
--------------------------------------------------------------------------------

proceeds being paid within the timeframes previously stated, with the remaining 11% of proceeds being withheld pending resolution of the legal proceedings involving PlusFunds.

REORGANIZATION - In light of this new information, Rydex (the "Adviser") has taken, and is taking, active steps, including requesting the redemption of all Fund assets currently held in Portfolio Funds sponsored by PlusFunds. Further, the Board of Trustees has approved a plan of reorganization that provides for the reorganization of the Fund into and with the Absolute Return Strategies Fund, a series of Rydex Series Funds. If the plan is approved by shareholders, shareholders of the Fund would become shareholders of the Absolute Return Strategies Fund. If Fund shareholders do not approve the plan of reorganization, the Advisor and the Board of Trustees will consider other alternatives, including revising the investment objective of the Fund or liquidating the Fund. Because of the need for shareholder approval, any such reorganization is unlikely to occur prior to May 1, 2006, at the earliest. In the mean time, subject to the risks described above, the Fund will continue to offer quarterly tenders.

THE  FUND  IS  CURRENTLY  NOT  ACCEPTING  NEW  INVESTMENTS   PENDING  BOARD  AND
SHAREHOLDER APPROVAL OF THE CONTEMPLATED PLAN OF REORGANIZATION.

12.      PROXY RESULTS

At the Special Meeting of Shareholders, held on September 20, 2005, shares were voted as follows on the proposal presented to the shareholders:

1. To consider and vote on a proposal to approve an Agreement and Plan of Reorganization providing for: (a) the transfer of substantially all of the assets and certain stated liabilities of the Fund to the Absolute Return Strategies Fund (the "ARS Fund"), a series of Rydex Series Funds (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), in exchange for H-Class Shares of the ARS Fund; (b) the distribution of H-Class Shares of the ARS Fund to the shareholders of the Fund; and (c) the dissolution under state law and the deregistration under the 1940 Act of the Fund (the "Proposal").

The vote of the shareholders on the Proposal to consider the Agreement and Plan of Reorganization, was as follows:

                             Number of Shares          Percentage of Shares         Percentage of Shares
                                   Voted                       Voted                     Outstanding
                           ----------------------    --------------------------    ------------------------
                           ----------------------    --------------------------    ------------------------
For:                              697,569                        96.68%                     41.43%
Against:                           12,446                         1.73%                      0.74%
Abstain:                           11,499                         1.59%                      0.68%




             REPORT OF INDEPENDENT REGISTERED PUBLICACCOUNTING FIRM

--------------------------------------------------------------------------------
RYDEX CAPITAL PARTNERS SPHINX FUND
ADDITIONAL INFORMATION (Unaudited)
MARCH 31, 2006
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (888) 59RYDEX. This information is also available from the EDGAR database on the SEC's web site at http://www.sec.gov. For the twelve months ended June 30, 2004, the Fund was not entitled to vote any proxies.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Effective June 30, 2004, the Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330.

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE TAX YEAR

The Fund paid long-term capital gain dividends during the period of $591,838. For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. All net investment income dividends were ordinary income. The percentage of ordinary income distributions designated as qualifying for the corporate dividends received deduction ("DRD") was 11.89%. The percentage of ordinary income distributions designated for the individual qualified dividend rate ("QDI") was 11.89%.

TRUSTEES AND OFFICERS

The management of the Fund, including general supervision of the duties performed for the Fund under the Investment Advisory Agreement (defined below), is the responsibility of the Board. The number of trustees of the Fund is currently set at four (each, a "Trustee" and collectively, the "Trustees"). The identity of the Trustees and officers of the Fund and brief biographical information regarding each Trustee and officer during the past five years is set forth below.

Two of the Trustees are deemed to be an "interested person" of the Fund, as defined by the Investment Company Act, because they serve as officers and employees of Rydex or its affiliates. Each Trustee of the Fund was appointed on March 25, 2003, with the exception of Corey A. Colehour, J. Kenneth Dalton, Patrick T. McCarville, Roger Sommers and Carl Verboncoeur who were appointed in September of 2005. Each officer of the Fund was appointed on March 25, 2003, with the exception of Joanna M. Haigney and Nick Bonos, who were appointed on November 11, 2003 and December 16, 2003, respectively. Trustees will each serve an indefinite term of office and officers of the Fund will be elected annually.

-------------------------------- ----------------- ------------ ------------------------------ -------------- -------------------
                                                                                                 NUMBER OF
                                                    LENGTH OF       PRINCIPAL OCCUPATIONS        FUNDS IN           OTHER
   NAME, ADDRESS AND YEAR OF       POSITION(S)        TIME               DURING THE            FUND COMPLEX     DIRECTORSHIPS
             BIRTH                HELD WITH FUND     SERVED             PAST 5 YEARS             OVERSEEN            HELD
-------------------------------- ----------------- ------------ ------------------------------ -------------- -------------------
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
-------------------------------- ----------------- ------------ ------------------------------ -------------- -------------------
John Demaret                         Trustee       March 2003   Retired (1996 to present).          119       Rydex Series
c/o Rydex Capital Partners                                                                                    Funds; Rydex
9601 Blackwell Rd.                                                                                            Dynamic Funds;
Suite 500                                                                                                     Rydex Variable
Rockville, MD 20850                                                                                           Trust; Rydex ETF
Born: February 17, 1940                                                                                       Trust.

--------------------------------------------------------------------------------
RYDEX CAPITAL PARTNERS SPHINX FUND
ADDITIONAL INFORMATION (Unaudited)
MARCH 31, 2006
--------------------------------------------------------------------------------

-------------------------------- ----------------- ------------ ------------------------------ -------------- -------------------
-------------------------------- ----------------- ------------ ------------------------------ -------------- -------------------
Corey A. Colehour                    Trustee       September    Senior Vice President of            119       Rydex Series
c/o Rydex Capital Partners                         2005         Marketing/Co-owner, Shield                    Funds; Rydex
9601 Blackwell Rd.                                              Management Co.                                Dynamic Funds;
Suite 500                                                                                                     Rydex Variable
Rockville, MD 20850                                                                                           Trust; Rydex ETF
Born: 1945                                                                                                    Trust.
-------------------------------- ----------------- ------------ ------------------------------ -------------- -------------------
-------------------------------- ----------------- ------------ ------------------------------ -------------- -------------------
J. Kenneth Dalton                    Trustee       September    Mortgage Banking Consultant         119       Rydex Series
c/o Rydex Capital Partners                         2005         and Investor, The Dalton                      Funds; Rydex
9601 Blackwell Rd.                                              Group.                                        Dynamic Funds;
Suite 500                                                                                                     Rydex Variable
Rockville, MD 20850                                                                                           Trust; Rydex ETF
Born: 1941                                                                                                    Trust.
-------------------------------- ----------------- ------------ ------------------------------ -------------- -------------------
-------------------------------- ----------------- ------------ ------------------------------ -------------- -------------------
Werner E. Keller                     Trustee       March 2003   Retired (2001 to present);          119       Rydex Series
c/o Rydex Capital Partners                                      Chairman, Centurion Capital                   Funds; Rydex
9601 Blackwell Rd.                                              Management (a Registered                      Dynamic Funds;
Suite 500                                                       Investment Advisor) (1991 to                  Rydex Variable
Rockville, MD 20850                                             2001).                                        Trust; Rydex ETF
Born: June 27, 1940                                                                                           Trust.
-------------------------------- ----------------- ------------ ------------------------------ -------------- -------------------
-------------------------------- ----------------- ------------ ------------------------------ -------------- -------------------
Thomas F. Lydon Jr.                  Trustee       March 2003   President of Global Trends          119       Rydex Series
c/o Rydex Capital Partners                                      Investments (a Registered                     Funds; Rydex
9601 Blackwell Rd.                                              Investment Advisor) (1996 to                  Dynamic Funds;
Suite 500                                                       present).                                     Rydex Variable
Rockville, MD 20850                                                                                           Trust; Rydex ETF
Born: January 6, 1960                                                                                         Trust.; Director
                                                                                                              of U.S. Global
                                                                                                              Investors, Inc.;
                                                                                                              Chairman,
                                                                                                              Make-A-Wish
                                                                                                              Foundation of
                                                                                                              Orange County.
-------------------------------- ----------------- ------------ ------------------------------ -------------- -------------------
-------------------------------- ----------------- ------------ ------------------------------ -------------- -------------------
Patrick T. McCarville                Trustee       September    Found and Chief Executive           119       Rydex Series
c/o Rydex Capital Partners                         2005         Officer, Par Industries, Inc.                 Funds; Rydex
9601 Blackwell Rd.                                                                                            Dynamic Funds;
Suite 500                                                                                                     Rydex Variable
Rockville, MD 20850                                                                                           Trust; Rydex ETF
Born: 1942                                                                                                    Trust.
-------------------------------- ----------------- ------------ ------------------------------ -------------- -------------------
-------------------------------- ----------------- ------------ ------------------------------ -------------- -------------------
Roger Somers                         Trustee       September    Owner, Arrow Limousine.             119       Rydex Series
c/o Rydex Capital Partners                         2005                                                       Funds; Rydex
9601 Blackwell Rd.                                                                                            Dynamic Funds;
Suite 500                                                                                                     Rydex Variable
Rockville, MD 20850                                                                                           Trust; Rydex ETF
Born: 1944                                                                                                    Trust.
-------------------------------- ----------------- ------------ ------------------------------ -------------- -------------------
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------


-------------------------------- ----------------- ------------ ------------------------------ -------------- -------------------
Michael P. Byrum                 Trustee and       March 2003   Vice President of Rydex             120       Rydex Series
c/o Rydex Capital Partners       President                      Series Funds (1997 to                         Funds, Rydex
9601 Blackwell Rd.                                              present); Vice President of                   Dynamic Funds,
Suite 500                                                       Rydex Variable Trust (1998                    Rydex Variable
Rockville, MD 20850                                             to present); Vice President                   Trust, Rydex ETF
Born: July 2, 1970                                              of Rydex Dynamic Funds (1999                  Trust
                                                                to present); Vice President
                                                                of Rydex ETF Trust (2002 to
                                                                present);


--------------------------------------------------------------------------------
RYDEX CAPITAL PARTNERS SPHINX FUND
ADDITIONAL INFORMATION (Unaudited)
MARCH 31, 2006
--------------------------------------------------------------------------------

                                                                President and
                                                                Trustee of Rydex Capital
                                                                Partners SPhinX Fund (2003
                                                                to present); Chief Operating
                                                                Officer of PADCO Advisors,
                                                                Inc. (2003 to 2004);
                                                                President of PADCO Advisors,
                                                                Inc. and PADCO Advisors II,
                                                                Inc. (2004 to present);
                                                                Senior Portfolio Manager of
                                                                PADCO Advisors, Inc. (1993
                                                                to 2003); Senior Portfolio
                                                                Manager of PADCO Advisors
                                                                II, Inc. (1996 to 2003);
                                                                President of Rydex Capital
                                                                Partners I, LLC, investment
                                                                adviser, (2003 to present);
                                                                President of Rydex Capital
                                                                Partners II, LLC, investment
                                                                adviser (2003 to present);
                                                                Secretary of PADCO Advisors,
                                                                Inc., PADCO Advisors II,
                                                                Inc., Rydex Capital Partners
                                                                I, LLC, and Rydex Fund
                                                                Services, Inc. (2003 to
                                                                present); Secretary of Rydex
                                                                Distributors, Inc. (1996 to
                                                                2004); Executive Vice
                                                                President of PADCO Advisors,
                                                                Inc. (1993 to 2004);
                                                                Executive Vice President of
                                                                PADCO Advisors II, Inc., and
                                                                Rydex Distributors, Inc.
                                                                (1996 to 2004).
-------------------------------- ----------------- ------------ ------------------------------ -------------- -------------------
---------------------------------------------------------------------------------------------------------------------------------

OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
-------------------------------- ----------------- ------------ ------------------------------ -------------- -------------------
Carl G. Verboncoeur              Vice President    March 2003   Trustee of Rydex Series             120       Rydex Series
c/o  Rydex Capital Partners                                     Funds, Rydex Dynamic Funds,                   Funds; Rydex
9601 Blackwell Rd. Suite 500                                    Rydex Variable Trust and                      Dynamic Funds;
Rockville, MD 20850                                             Rydex ETF Trust (2004 to                      Rydex Variable
Born: November 23, 1952                                         present); President of Rydex                  Trust; Rydex ETF
                                                                Series Funds, Rydex Dynamic                   Trust; Director
                                                                Funds, Rydex Variable Trust                   of ICI Mutual
                                                                and Rydex ETF


--------------------------------------------------------------------------------
RYDEX CAPITAL PARTNERS SPHINX FUND
ADDITIONAL INFORMATION (Unaudited)
MARCH 31, 2006
--------------------------------------------------------------------------------

                                                                Trust (2003 to Insurance Company.
                                                                present); Vice President of
                                                                Rydex Series Funds (1997 to
                                                                2003); Vice President of
                                                                Rydex Dynamic Funds (2000 to
                                                                2003); Vice President of
                                                                Rydex Variable Trust (1997
                                                                to 2003); Vice President of
                                                                Rydex ETF Trust (calendar
                                                                year 2003); Vice President
                                                                of Rydex Capital Partners
                                                                SPhinX Fund (2003 to
                                                                present); Treasurer of Rydex
                                                                Series Funds and Rydex
                                                                Variable Trust (1997 to
                                                                2003); Treasurer of Rydex
                                                                Dynamic Funds (1999 to
                                                                2003); Treasurer of Rydex
                                                                ETF Trust (2002 to 2003);
                                                                Treasurer of Rydex Capital
                                                                Partners SPhinX Fund
                                                                (calendar year 2003); Chief
                                                                Executive Officer and
                                                                Treasurer of PADCO Advisors,
                                                                Inc., PADCO Advisors II,
                                                                Inc., Rydex Fund Services,
                                                                Inc. and Rydex Distributors,
                                                                Inc. (2003 to present);
                                                                Treasurer of Rydex Capital
                                                                Partners I, LLC (investment
                                                                adviser) (2003 to present);
                                                                President of PADCO Advisors,
                                                                Inc., PADCO Advisors II,
                                                                Inc. (2003 to 2004);
                                                                President of Rydex Fund
                                                                Services, Inc. and Rydex
                                                                Distributors, Inc. (2003 to
                                                                present); Executive Vice
                                                                President of PADCO Advisors,
                                                                Inc., PADCO Advisors II,
                                                                Inc., Rydex Fund Services,
                                                                Inc. and Rydex Distributors,
                                                                Inc. (2000 to 2003);
                                                                Executive Vice President of
                                                                Rydex Capital Partners I,
                                                                LLC (investment adviser)
                                                                (2003 to present).
-------------------------------- ----------------- ------------ ------------------------------ -------------- -------------------
-------------------------------- ----------------- ------------ ------------------------------ -------------- -------------------
Nick Bonos                       Treasurer and     December     Vice President and Treasurer        120       None
c/o  Rydex Capital Partners      Principal         2003         of Rydex Series Funds, Rydex
9601 Blackwell Road              Financial                      Dynamic Funds, Rydex
Suite 500                        Officer                        Variable Trust and Rydex ETF
Rockville, MD 20850                                             Trust (2003 to present);
Born: May 30, 1963                                              Treasurer and Principal
                                                                Financial Officer of Rydex
                                                                Capital Partners SPHinX Fund
                                                                (2003 to present); Senior
                                                                Vice President of Rydex Fund
                                                                Services, Inc. (2003 to
                                                                present); Vice President of
                                                                Accounting of Rydex Fund
                                                                Services, Inc. (2000 to
                                                                2003).



--------------------------------------------------------------------------------
RYDEX CAPITAL PARTNERS SPHINX FUND
ADDITIONAL INFORMATION (Unaudited)
MARCH 31, 2006
--------------------------------------------------------------------------------

-------------------------------- ----------------- ------------ ------------------------------ -------------- -------------------
-------------------------------- ----------------- ------------ ------------------------------ -------------- -------------------
Joanna M. Haigney                Secretary         November     Chief Compliance Officer of         119       None
c/o Rydex Capital Partners                         2003         Rydex Series Funds, Rydex
9601 Blackwell Road                                             Dynamic Funds, Rydex
Suite 500                                                       Variable Trust, Rydex ETF
Rockville, MD 20850                                             Trust and Rydex Capital
Born: October 10, 1966                                          Partners SPhinX Fund (2004
                                                                to present); Secretary of
                                                                Rydex Series Funds, Rydex
                                                                Dynamic Funds and Rydex
                                                                Variable Trust (2000 to
                                                                present); Secretary of Rydex
                                                                ETF Trust (2002 to present);
                                                                Secretary of Rydex Capital
                                                                Partners SPhinX Fund (2003
                                                                to present); Vice President
                                                                of Compliance of PADCO
                                                                Advisors, Inc. and PADCO
                                                                Advisors II, Inc. (2000 to
                                                                present).
-------------------------------- ----------------- ------------ ------------------------------ -------------- -------------------

ITEM 2. CODE OF ETHICS.
The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
At a regular meeting of the Board of Trustees held on November 11, 2003, the Board unanimously approved a resolution appointing Mr. Werner Keller, an independent trustee, as the Audit committee "financial expert" as that term is defined in the Securities and Exchange Commission in form N-CSR, to serve until his successor is elected or qualifies until his earlier death, resignations or removal.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $170,000 in 2005 and $80,000 in 2006.

(b) Audit-Related Fees - There were no audit-related fees billed to the Registrant in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees - There were no fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning.

(d) Other Fees - There were no other fees billed in the Reporting Periods for products and services provided to the Registrant by the principal accountant, or services provided to the investment adviser, other than the services reported above.

e)(1) Pursuant to the Trust's Audit Committee Charter, the Audit Committee is responsible for (1) approving all audit and non-audit services rendered to the Registrant and (2) all non-audit services that the Registrant's independent auditors provide to the Registrant's investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. Non-audit services that are deemed "de minimus" do not require pre-approval. A non-audit service is "de minimus" if (a) the total amount of the non-audit services is not more than 5% of the total amount of revenues paid to the auditor by the Registrant, its investment adviser, and any advisory affiliate that provide ongoing services to the Registrant for services otherwise requiring audit committee pre-approval during the fiscal year in which the permissible non-audit services are provided;
(ii) the Registrant did not recognize these services as non-audit services at the time they were provided; and (iii) these services are promptly brought to the attention of the Audit Committee and the Audit Committee approves them before the audit is complete.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable as less than 50%.

(g) There were no aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods. The aggregate non-audit fees billed by the principal accountant for services rendered to the investment adviser were $18,000 in 2005 and $0 in 2006.

(h) The Registrant's Audit Committee has considered whether the provision of any non-audit services rendered to the investment adviser, to the extent applicable, that were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. Any services provided by the principal accountant to the Registrant or to the investment adviser requiring pre-approval were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

RYDEX  GLOBAL ADVISORS

PROXY  VOTING POLICIES AND PROCEDURES



I.                 Introduction



                 PADCO Advisors, Inc., PADCO Advisors II, Inc. and their investment adviser affiliates, together doing business as Rydex Global Advisors ("RGA"), generally is responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth RGA's policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:



o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;



o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and



o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.


II.             Proxy Voting Policies and Procedures

                 A.                 Proxy Voting Policies



                                   Proxies may have economic value and, where
RGA is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.



                 The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between RGA and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III, below.



                 B.                 Proxy Voting Procedures



                                   RGA utilizes the services of an outside proxy
voting firm, Investor Responsibility Research Center, Inc. ("IRRC"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from RGA, IRRC will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as Schedule A hereto, as such Guidelines may be revised from time to time by RGA's portfolio management group (the "Committee"). Under its arrangement with IRRC, RGA has agreed to:



o provide IRRC with a copy of the Guidelines and to inform IRRC promptly of any changes to the Guidelines;



o deliver to IRRC, on a timely basis, all documents, information and materials necessary to enable IRRC to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to IRRC a power of attorney with respect to the services to be provided hereunder and providing IRRC on a timely basis with RGA's authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by IRRC of its duties);

o provide IRRC with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and



o coordinate with IRRC with respect to the classification of a proxy items for the treatment of items not clearly defined under the Guidelines.



III.                 Resolving Potential Conflicts of Interest



                 The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:



o managing a pension plan for a company whose management is soliciting proxies;



o significant business relationship - having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast;



o significant personal/family relationship - RGA, its employees or affiliates have a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.



                 To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interests, if a potential conflict of interest exists RGA will instruct IRRC to vote in accordance with the established Guidelines. In the absence of established Guidelines (e.g., in instances where the Guidelines provide for a "case-by-case" review), RGA may vote a proxy regarding that proposal in any of the following manners:

o Refer Proposal to the Client- RGA may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.



o Obtain Client Ratification- If RGA is in a position to disclose the conflict to the client (i.e., such information is not confidential), RGA may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how RGAd will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).



o Use an Independent Third Party for All Proposals- Subject to any client imposed proxy voting policies, RGA may vote all proposals in a proxy according to the policies of an independent third party, such as IRRC or a similar entity (or to have the third party vote such proxies).



o Use an Independent Third Party to Vote the Specific Proposals that Involve a Conflict- Subject to any client imposed proxy voting policies, RGA may use an independent third party (such as IRRC) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).



IV.                 Securities Subject to Lending Arrangements



                 For various legal or administrative reasons, RGA is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. RGA will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, RGA may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the clients' custodians for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in RGA's judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.                 Special Issues with Voting Foreign Proxies



                 Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), RGA may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.



VI.                 Assistance with Form N-PX and Proxy Voting Record



                 RGA shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which RGA, or IRRC as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:



(i)                  The name of the issuer of the portfolio  security;

(ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

(iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

(iv)               The shareholder meeting  date;

(v)                A brief identification of the matter voted  on;

(vi) Whether the matter was proposed by the issuer or by a security holder;

(vii) Whether RGA (or IRRC as its agent) cast the client's vote on the matter;

(viii) How RGA (or IRRC as its agent) cast the client's vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(ix) Whether RGA (or IRRC as its agent) cast the client's vote for or against management.


VII.                 Disclosure of How to Obtain Voting Information



                 On or before August 6, 2003, Rule 206(4)-6 requires RGA to disclose in response to any client request how the client can obtain information from RGA on how its securities were voted. RGA will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to RGA. Upon receiving a written request from a client, RGA will provide the information requested by the client within a reasonable amount of time.



                 Rule 206(4)-6 also requires RGA to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. RGA will provide such a description in
Part II of its Form ADV. Upon receiving a written request from a client, RGA will provide a copy of this policy within a reasonable amount of time.



                 If approved by the client, this policy and any requested records may be provided electronically.



VIII.                 Recordkeeping



                 RGA shall keep the following records for a period of at least five years, the first two in an easily accessible place:


(i)                  A copy of this  Policy;

(ii)                 Proxy Statements received regarding client  securities;

(iii)               Records of votes cast on behalf of  clients;

(iv) Any documents prepared by RGA that were material to making a decision how to vote, or that memorialized the basis for the decision; and

(v)                Records of client requests for proxy voting  information.

                 With respect to RGA's Fund clients, the Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by RGA. Additionally, RGA may keep Fund client records as part of RGA's records.



                 RGA may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by RGA that are maintained with a third party, such as IRRC, provided that RGA has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

RYDEX GLOBAL  ADVISORS

PROXY VOTING  POLICIES AND PROCEDURES



proxy voting  guidelines



                 RGA believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, RGA will generally vote with management on "routine items" of a corporate administrative nature. RGA will generally review all "non-routine items" (e.g., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.


Board of Directors

A.  Director Nominees in Uncontested  Elections                                 Vote With Mgt.

B.  Chairman and CEO is the Same Person                                         Vote With Mgt.

C.  Majority of Independent Directors                                           Vote With Mgt.

D.  Stock Ownership Requirements                                                Vote With Mgt.

E.  Limit Tenure of Outside Directors                                           Vote With Mgt.

F.  Director and Officer Indemnification and  Liability Protection              Vote With Mgt.


G.  Eliminate or Restrict Charitable  Contributions                             Vote With Mgt.

Proxy  Contests

A.  Voting for Director Nominees in  Contested Election                         Vote With Mgt.

B.  Reimburse Proxy Solicitation                                                Vote With Mgt.

Auditors

A.  Ratifying Auditors                                                          Vote With Mgt.

Proxy  Contest Defenses

A.  Board Structure - Classified Board                                          Vote With Mgt.

B.  Cumulative Voting                                                           Vote With Mgt.

C.  Shareholder Ability to Call Special  Meetings                               Vote With Mgt.

Tender  Offer Defenses

A.  Submit Poison Pill for shareholder  ratification
Case-by-Case

B.  Fair Price Provisions                                                       Vote With Mgt.

C.  Supermajority Shareholder Vote  Requirement                                 Vote With Mgt.

    To Amend  the Charter or Bylaws

D.  Supermajority Shareholder  Vote Requirement                                 Vote With Mgt.

Miscellaneous  Governance Provisions

A.  Confidential Voting

B.  Equal Access                                                                Vote With Mgt.

C.  Bundled Proposals              Vote With Mgt.                               Vote With Mgt.

Capital  Structure

A.  Common Stock  Authorization                                                 Vote With Mgt.



B.  Stock Splits                                                                Vote With Mgt.

C.  Reverse Stock Splits                                                        Vote With Mgt.

D.  Preemptive Rights                                                           Vote With Mgt.

E.  Share Repurchase  Programs                                                  Vote With Mgt.



Executive and  Director Compensation

A.  Shareholder Proposals to  Limit Executive and                               Case-by-Case

    Directors Pay

B.  Shareholder Ratification  of Golden and Tin Parachutes                      Vote With Mgt.

C.  Employee Stock Ownership  Plans                                             Vote With Mgt.

D.  401(k) Employee Benefit  Plans                                              Vote With Mgt.



State of  Incorporation

A.  Voting on State Takeover  Plans                                             Vote With Mgt.

B.  Voting on Reincorporation  Proposals                                        Vote With Mgt.



Mergers and  Corporate Restructurings

A.  Mergers and  Acquisitions                                                   Case-by-Case

B.  Corporate  Restructuring                                                    Vote With Mgt.

C.  Spin-Offs                                                                   Vote With Mgt.

D.  Liquidations                                                                Vote With Mgt.


Social and  Environmental Issues

A.  Issues with Social/Moral  Implications                                      Vote With Mgt.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENTS COMPANIES.

Portfolio Management Team

            The Fund is managed by a team of investment professionals. The following portfolio manager, who is a member of Rydex Investments' Investment Leadership Team, is primarily responsible for the day-to-day management of the Fund and has final portfolio management decision-making authority.

         Michael P. Byrum, CFA, President of Rydex Capital Partners I, LLC. Mr. Byrum was named Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. He has been associated with Rydex Investments and its affiliates since 1993 and during this time, has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named

Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio. Mr. Byrum has managed the Fund since its inception.

         The number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

------------------------------------------------------------------------------------------------------------
                   Registered Investment         Other Pooled Investment
                       Companies(1,2)                  Vehicles(1)                 Other Accounts(1)
     Name
------------------------------------------------------------------------------------------------------------
                 Number of    Total Assets     Number of     Total Assets      Number of    Total Assets
                 Accounts                      Accounts                        Accounts
------------------------------------------------------------------------------------------------------------
Michael P.          112       $14.2 billion        2         1.5 Million          6          Less than 5
Byrum                                                                                         Million
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

         1 As of March 31, 2006

         2 The Portfolio Manager manages one registered investment company account that is subject to a performance-based advisory fee. The account had $82.3M in net assets under management as of March 31, 2006.

CONFLICTS OF INTEREST:

         The portfolio manager's management of "other accounts" may give rise to potential conflicts of interest in connection with his management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as that of the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager's knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.


PORTFOLIO MANAGER COMPENSATION:

         The Adviser compensates the portfolio manager for his management of the Fund. The portfolio manager's compensation consists of an annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by two components. The first component is a comparison of the portfolio manager's Fund performance relative to a mutual fund peer's performance and/or to the performance of applicable internal or external benchmarks. Mutual fund peers are those funds with similar investment objectives to the Fund managed by the portfolio manager. Mutual fund peers do not exist for all Rydex Funds. Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks. The Fund will be compared to the S&P Hedge Fund Index. The second component used to determine the discretionary bonus is based on the Adviser's profit margin and assets under management.


FUND SHARES OWNED BY PORTFOLIO MANAGER

-------------------------------------------------------------------------------------------------------------
         Portfolio Manager                          Fund                     Dollar Range of Fund Shares
-------------------------------------------------------------------------------------------------------------
         Michael P. Byrum            Rydex Capital Partners SPhinX Fund            $10,001-$50,000
-------------------------------------------------------------------------------------------------------------


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Trust has not adopted procedures by which shareholders may recommend nominees to the Trust's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) A copy of the Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Rydex Capital Partners SPhinX Fund

By       /s/ Michael P. Byrum
         ---------------------------
         Michael P. Byrum, President

Date     6/26/06
         ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ Michael P. Byrum
         -----------------------------------
         Michael P. Byrum, President

Date     6/26/06
         -----------------------------------


By       /s/ Nick Bonos
         -----------------------------------
         Nick Bonos, Treasurer

Date     6/26/06
         -----------------------------------